Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 13, 2021	Jun. 15, 2021	Apr. 30, 2021	Feb. 16, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, voting rights					one vote
Ordinary shares, par value per share					$ 0	$ 0
Stocks split ratio	1:0.3129
Class of warrants or rights warrants issued during the period	13,825,000
Number of securities called by each warrant or right	921,667
Exercise price of warrants	$ 172.5
Fair value adjustment of warrants					$ (1,769)	$ (5,259)	$ 3,271
Financial income (expenses), net					2,455	5,280	(2,737)
Proceeds from issuance of common stock					$ 0	223,732	0
Sale of stock issue price per share					$ 150
Redemption prrice of warrant	0.01
Share price	$ 270
Unrecognized compensation cost					$ 20,200
Weighted average period					1 year 5 months 12 days
Vesting period			4 years
Expiration period of options			10 years
Public warrants [Member]
Class of Stock [Line Items]
Number of warrants issued	8,625,000
Private warrants [Member]
Class of Stock [Line Items]
Number of securities called by each warrant or right	5,200,000
Number of warrants issued	5,200,000
Subscription Agreements with Pipe Investors [Member]
Class of Stock [Line Items]
Number of ordinary shares issued	950,000
Value of ordinary shares issued	$ 142,500
Share Purchase Agreement with Secondary Pipe Investors [Member]
Class of Stock [Line Items]
Number of ordinary shares issued	200,000
Value of ordinary shares issued	$ 30,000
Sale of stock issue price per share	$ 150
Software Acquisition Group Inc. II [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Number of ordinary shares issued	1,038,432
Redemption of Class A stock	$ 59,863
Proceeds from issuance of common stock	$ 112,646
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred shares converted into number of ordinary shares	4,273,724
Issuance of redeemable convertible preferred shares, net (in Shares)	88,598
Redeemable Convertible Preferred C Shares [Member]
Class of Stock [Line Items]
Proceeds from issuance or sale of redeemable convertible preferred c shares and warrants				$ 20,000
Issuance of redeemable convertible preferred shares, net (in Shares)				314,521
Class of warrants or rights warrants issued during the period				78,630
Exercise price of warrants				$ 0.0001	$ 0.0001
Number of warrants converted to redeemable convertible preferred shares		78,630
Fair value adjustment of warrants						3,165	$ 3,271
Warrants for ordinary shares [Member]
Class of Stock [Line Items]
Financial income (expenses), net					$ 1,769	$ 8,424